UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22464

Ironwood Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will not be sent by mail, unless a member specifically requests paper copies of the reports from the Fund or its transfer agent, BNY Mellon. Instead, the reports will be made available on www.ironwoodpartners.com, and members will be notified by mail each time a report is posted and provided with a website link to access the report.

Members continue to have the ability to receive any, or all, of the Fund’s reporting electronically including monthly account statements, financial statements, tax documents, the prospectus, and tender offers.

Instructions on how to sign up for electronic delivery are available by contacting Ironwood Investor Services at investorservices@ironwoodpartners.com

Members may elect to receive all future reports in paper, free of charge, by informing BNY Mellon. The phone number is (888) 999-2678.

The Fund’s report transmitted to members pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

Financial Statements

Ironwood Multi-Strategy Fund LLC
Six Months Ended October 31, 2022
(Unaudited)

Ironwood Multi-Strategy Fund LLC
Financial Statements
Six Months Ended October 31, 2022
(Unaudited)

Supplemental Information

Consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC
(the “Master Fund”)

Ironwood Multi-Strategy Fund LLC
Statement of Assets and Liabilities
October 31, 2022
(Unaudited)

Assets
Cash	$24,336
Investment in the Master Fund, at fair value (cost $2,237,236,545)	2,301,482,799
Advance subscription to the Master Fund	18,215,395
Total assets	2,319,722,530

Liabilities
Subscriptions received in advance	18,215,395
Payable to Adviser	4,250,883
Accrued expenses	117,573
Total liabilities	22,583,851

Net assets	$2,297,138,679

Net assets consist of:
Paid-in capital	$2,237,401,675
Accumulated earnings	59,737,004
Net assets	$2,297,138,679

Net asset value per unit
1,969,455.97 units issued and outstanding, no par value	$1,166.38

See accompanying notes and attached consolidated financial statements of the Master Fund.

1

Ironwood Multi-Strategy Fund LLC
Statement of Operations
Six Months Ended October 31, 2022
(Unaudited)

Investment income
Other income	$3,350

Expenses
Account servicing fees	8,316,071
Printing and communication fees	138,731
Professional fees	114,813
Directors’ fees	67,500
Filing fees	50,437
Administration fees	26,776
Other	2,002
Total expenses	8,716,330

Net investment loss	(8,712,980)

Realized and unrealized gain (loss) on investment in the Master Fund
Net realized gain on investment in the Master Fund	345,597
Net change in unrealized appreciation/depreciation on investment in the Master Fund	(22,868,970)
Net realized and unrealized loss on investment in the Master Fund	(22,523,373)
Net decrease in net assets resulting from operations	$(31,236,353)

See accompanying notes and attached consolidated financial statements of the Master Fund.

2

Ironwood Multi-Strategy Fund LLC
Statements of Changes in Net Assets

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment income (loss)	$(8,712,980)	$82,605,126
Net capital gain distribution received from the Master Fund	–	9,703,213
Net realized gain on investment in the Master Fund	345,597	3,759,652
Net change in unrealized appreciation/depreciation on investment in the Master Fund	(22,868,970)	(47,076,699)
Net increase (decrease) in net assets resulting from operations	(31,236,353)	48,991,292

Distributions to Members
Distributions from net investment income	–	(85,048,547)
Distributions from net realized gains	–	(7,631,453)
Decrease in net assets resulting from distributions to Members	–	(92,680,000)

Member transactions
Subscriptions	249,302,765	499,810,713
Reinvestment of distributions	–	86,017,007
Redemptions	(26,403,369)	(82,008,116)
Net increase in net assets resulting from Member transactions	222,899,396	503,819,604

Net increase in net assets	191,663,043	460,130,896
Net assets, beginning of period	2,105,475,636	1,645,344,740
Net assets, end of period	$2,297,138,679	$2,105,475,636

Unit transactions
Units outstanding, beginning of period	1,779,235.64	1,362,695.86
Units issued	212,893.74	412,592.18
Units issued for reinvestment of distributions	–	71,912.80
Units redeemed	(22,673.41)	(67,965.20)
Units outstanding, end of period	1,969,455.97	1,779,235.64

See accompanying notes and attached consolidated financial statements of the Master Fund.

3

Ironwood Multi-Strategy Fund LLC
Statement of Cash Flows
Six Months Ended October 31, 2022
(Unaudited)

Operating activities
Net decrease in net assets resulting from operations	$(31,236,353)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investment in the Master Fund	(345,597)
Net change in unrealized appreciation/depreciation on investment in the Master Fund	22,868,970
Purchases of investment in the Master Fund	(206,137,439)
Proceeds from sales of investment in the Master Fund	24,126,693
Decrease in other assets	8,203
Increase in accrued expenses	24,037
Increase in payable to Adviser	410,891
Net cash used in operating activities	(190,280,595)

Financing activities
Subscriptions received	214,411,585
Redemptions paid	(24,130,042)
Net cash provided by financing activities	190,281,543

Net change in cash	948
Cash, beginning of period	23,388
Cash, end of period	$24,336

Supplemental disclosure of non-cash activities
Non-cash redemptions	$2,273,327

See accompanying notes and attached consolidated financial statements of the Master Fund.

4

Ironwood Multi-Strategy Fund LLC
Financial Highlights

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net asset value, beginning of period	$1,183.36	$1,207.42	$1,099.16	$1,114.74	$1,122.76	$1,103.00
Net investment income (loss)(a)	(4.74)	60.55	69.24	22.66	31.49	39.36
Net realized and unrealized gain (loss) on investment in the Master Fund	(12.24)	(24.64)	112.66	(15.20)	(6.36)	21.64
Net increase (decrease) in net assets resulting from operations	(16.98)	35.91	181.90	7.46	25.13	61.00
Distributions paid from:
Net investment income	–	(55.03)	(70.20)	(22.78)	(32.03)	(39.04)
Net realized gains	–	(4.94)	(3.44)	(0.26)	(1.12)	(2.20)
Total distributions	–	(59.97)	(73.64)	(23.04)	(33.15)	(41.24)
Net asset value, end of period	$1,166.38	$1,183.36	$1,207.42	$1,099.16	$1,114.74	$1,122.76
Total return(b)	(1.43%)	2.92%	16.68%	0.62%	2.33%	5.57%
Ratio of total expenses to average net assets before expense waivers and recaptures(c)	0.79%	0.80%	0.80%	0.80%	0.80%	0.82%
Ratio of total expenses to average net assets after expense waivers and recaptures(c)	0.79%	0.80%	0.80%	0.80%	0.80%	0.85%
Ratio of net investment income (loss) to average net assets(c)	(0.79%)	4.44%	5.90%	2.06%	2.88%	3.47%

Ratio of total expenses to average net assets after expense waivers and recaptures of the Master Fund(d)	1.39%	1.36%	1.38%	1.37%	1.38%	1.41%
Net assets, end of period	$2,297,138,679	$2,105,475,636	$1,645,344,740	$1,344,429,302	$1,344,999,297	$1,227,839,465

(a)	Calculated based on the average units outstanding methodology.

(b)
Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.

(c)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Master Fund.

(d)	Ratios do not reflect the Master Fund’s proportionate share of the expenses of the investment funds.

The above ratios and total return have been calculated for the Members taken as a whole.  Ratios for periods less than a year have been annualized.  The total returns for periods less than a year have not been annualized.  An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes and attached consolidated financial statements of the Master Fund.

5

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
Six Months Ended October 31, 2022
(Unaudited)

1.  Organization

Ironwood Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011.  The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the U.S. Securities Act of 1933, as amended (the “1933 Act”).  The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in Note 2.

The Fund’s investment objective is capital appreciation with limited variability of returns.  The Fund attempts to achieve this objective by investing substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”), which has the same investment objective as the Fund. As of October 31, 2022, the Fund’s investment in the Master Fund represented 51.75% of the Master Fund’s net assets.  The consolidated financial statements of the Master Fund, including the consolidated schedule of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Eligible investors in the Fund (referred to as “Members”) include high net worth individuals, foundations, pensions, and other institutions.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Directors (the “Board”).  The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission under the U.S. Investment Advisers Act of 1940, as amended.  The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association.  The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.  The majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund utilizes the Bank of New York Mellon (the “Administrator”) as its independent administrator.

2.  Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).  Such policies are consistently followed by the Fund in the preparation of its financial statements.  The financial statements are expressed in U.S. dollars.

See attached consolidated financial statements of the Master Fund.

6

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)
The Fund is an investment company as described in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.  The Fund follows the accounting and reporting guidance in ASC 946.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments.  Actual results could differ from those estimates.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s units held in the Master Fund valued at the per unit net asset value.  Valuation of investment funds held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements.  The performance of the Fund is directly affected by the performance of the Master Fund.  The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements.  Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash

In the normal course of business, the Fund maintains its cash balances in accounts that are affiliated with the Administrator, which at times may exceed federally insurable limits.  The Adviser monitors the financial condition of the Administrator and does not anticipate any losses.

Income and Expense Recognition

The Fund records investment transactions on a trade date basis and recognizes income and expenses on an accrual basis.  Income, expenses, and realized and unrealized gains and losses are recorded monthly.  The change in the Master Fund’s net asset value is included in net change in unrealized appreciation/depreciation on investment in the Master Fund on the statement of operations.  Realized gain (loss) from investment in the Master Fund is calculated using the specific identification methodology.

See attached consolidated financial statements of the Master Fund.

7

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)
Income dividends and capital gains distributions received by the Fund from the Master Fund are automatically reinvested in additional units of the Master Fund, to the extent that the Fund’s Members have elected to reinvest dividends in accordance with the Fund’s dividend reinvestment plan.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members.  Therefore, no provision for federal income taxes is required.  The Fund files tax returns with the U.S. Internal Revenue Service and state(s) as applicable.  The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2022.  If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the statement of operations.  The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

3.  Fair Value of Financial Instruments

The units of account that are valued by the Fund are its units in the Master Fund and not the underlying holdings of the Master Fund.  Thus, the inputs used by the Fund to value its investment in the Master Fund may differ from the inputs used to value the underlying holdings of the Master Fund.

4.  Subscriptions and Redemptions

The stated minimum initial investment by Members is $50,000 and the minimum subsequent investment is $10,000. The Adviser may waive these minimums, but in no event will the initial investment be less than $25,000. Members may purchase units as of the first business day of the month.

Subscriptions received in advance represent the amounts received on or prior to October 31, 2022 for subscriptions with an effective date of November 1, 2022.

See attached consolidated financial statements of the Master Fund.

8

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)
Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units.  The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units.  Neither the Fund nor the Distributor impose an initial sales charge.  If a Member purchases units through a Selling Agent, the Selling Agent may directly charge the Member transaction or other fees in such amount as the Selling Agent may determine.  Any such transaction or other fees charged by a Selling Agent is in addition to the subscription price for units and does not form a part of a Member’s investment in the Fund.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”).  An Offer to repurchase Members’ units will only be made to Members at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its members, including the Fund.  Members of the Fund will be treated as if they are members of the Master Fund and subject to the terms of the Master Fund’s repurchase offer.

In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser.  The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31.  While there can be no guarantee that it will continue this practice, to date, the Master Fund has offered to repurchase 10 – 20% of its units at each of its June 30 and December 31 Offers.

As part of each Offer, Members of the Fund may request to tender units and immediately subscribe the resulting proceeds to the Master Fund.  As part of the Master Fund’s tender offers, Members of the Master Fund may request to tender units and immediately subscribe the resulting proceeds to the Fund.  In these circumstances, the Fund and the Master Fund process the transactions without requiring the payment or receipt of cash. For the six months ended October 31, 2022, the total amount of non-cash redemptions was $2,273,327.

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund.  The Board or the Adviser may waive the imposition of the early repurchase fee. For the six months ended October 31, 2022, the Fund charged early repurchase fees of $3,350. Such amount is included in other income on the statement of operations.

5.  Account Servicing Fee, Related Party Transactions, and Other Expenses

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”).  The Account Servicing Fee will accrue monthly at a rate equal to 0.0625% (0.75% per annum) of the Fund’s net asset value as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day.  The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter.  The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee relating to units to a Selling Agent that assists in the servicing of accounts.  For the six months ended October 31, 2022, the

See attached consolidated financial statements of the Master Fund.

9

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)
Fund incurred Account Servicing Fees of $8,316,071, of which $4,250,883 was payable to the Adviser as of October 31, 2022.

The Fund incurs all ongoing ordinary administrative and operational costs of the Fund including (but not limited to) legal costs, audit and tax preparation fees, fees paid to the Administrator, filing fees, taxes, bank charges, and any extraordinary operating expenses.  The Fund also incurs certain expenses indirectly via its investment in the Master Fund, including a monthly advisory fee of 0.10% (1.20% per annum) payable to the Adviser.  Such indirect expenses are included in the net change in unrealized appreciation/depreciation on investment in the Master Fund on the statement of operations.

The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement (the “Expense Limitation Agreement”) with the Fund and the Master Fund whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s and Master Fund’s monthly expenses (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, bank charges, any extraordinary expenses of the Fund, any acquired fund fees and expenses, the advisory fee paid by the Master Fund, and the Account Servicing Fee paid by the Fund) to the extent necessary to ensure that the monthly expenses of the Fund will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”).  The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

For the six months ended October 31, 2022, eligible expenses in excess of the Expense Limitation were $58,986. Such expenses were reimbursed and subsequently recouped by the Adviser during the period. The amounts waived and recouped by the Adviser net to zero and does not affect current period expenses presented on the statement of operations. As of October 31, 2022, there are no amounts subject to potential future reimbursement.

Compensation to the independent directors for the six months ended October 31, 2022 was $67,500.

See attached consolidated financial statements of the Master Fund.

10

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)
6.  Income Taxes

Net investment income (loss) and net realized gain (loss) from sales of units of the Master Fund may not be treated the same for financial statement and for U.S. tax purposes.  Temporary book-tax differences may result when the Fund holds units of the Master Fund and will generally become permanent upon disposal of such units.

As of October 31, 2022, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes of the Fund’s investments were as follows:

Cost of investments for tax purposes	$2,237,372,627

Gross tax unrealized appreciation	$85,969,433
Gross tax unrealized depreciation	(21,859,261)
Net tax unrealized appreciation on investments	$64,110,172

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income.  Net realized gains, if any, are distributed at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2022, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$9,286,119
Qualified late-year losses	(5,291,904)
Net unrealized appreciation	86,979,142
Accumulated earnings	$90,973,357

Qualified late-year losses represent ordinary losses incurred after December 31, 2021.  For income tax purposes, these losses are deemed to arise on the first day of the Fund’s next taxable year.  For the year ended April 30, 2022, the Fund deferred late-year ordinary losses of $5,291,904 to May 1, 2022.

As of April 30, 2022, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

There were no distributions paid during the six months ended October 31, 2022.

See attached consolidated financial statements of the Master Fund.

11

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements (continued)
(Unaudited)
7.  Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties.  The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

8.  Other Matters

Political developments, acts of war or terrorism, natural disasters, public health crises, including the ongoing COVID-19 pandemic, and other events outside of the Fund’s control may affect financial markets and the global economy, which may impact the Fund’s performance.

9.  Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

See attached consolidated financial statements of the Master Fund.

12

Ironwood Multi-Strategy Fund LLC
Supplemental Information
(Unaudited)
Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund subject to the oversight of the Board of Directors.  One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”).  The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).  A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 72	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 72	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 69	Independent Director	Term - Indefinite Length - Since October 1, 2015	Retired since 2014; prior thereto Partner of Ernst & Young LLP	2	The Hartford Group of Funds (77 portfolios); also directorships with multiple private wealth and fund management businesses
Interested Directors(2)
Jonathan Gans Age: 51	Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

13

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)
Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2022.  The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 51	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 51	Secretary	Term - Indefinite Length - Since January 1, 2022	Chief Operating Officer of Ironwood
Martha Boero Age: 39	Treasurer	Term - Indefinite Length - Since March 15, 2013	Chief Accounting Officer of Ironwood
Michael Mazur Age: 39	Chief Compliance Officer	Term - Indefinite Length - Since January 1, 2022	Chief Compliance Officer of Ironwood since January 2022; prior thereto Vice President, Regulatory & Compliance of Ironwood

14

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement

The Amended and Restated Investment Management Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the oversight of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds.  Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring.  The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies, and restrictions.

The Adviser also provides and/or oversees operational services to the Funds, including service provider oversight, administration services, fund accounting, investor services, assistance with meeting legal and regulatory requirements, and compliance services.

The Agreement was approved for an initial two-year term on December 23, 2010 and was amended and restated on May 1, 2012. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund.  The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met by videoconference in executive session separately with counsel to the Independent Directors and then with counsel to the Independent Directors and counsel to the Funds on August 25, 2022; by videoconference in executive session with those counsel and with representatives of the Adviser on August 29, 2022; by videoconference in executive session separately with counsel to the Independent Directors and then with counsel to the Independent Directors and counsel to the Funds on September 13, 2022; and in a live meeting on September 15, 2022, in each case to evaluate whether to approve the Agreement for an additional one-year term. At the Joint Board meeting on September 15, 2022, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for the additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by counsel to the Independent Directors in advance of its meetings, the terms of the Agreement, the operations of the Funds, and other relevant factors.

15

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)
The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner and that its efforts to organize and maintain the Funds over time represents an entrepreneurial risk taken by the Adviser. The Board discussed the Adviser’s personnel; the fees and expenses of the Funds; the Adviser’s investment services (including the Adviser’s robust underlying fund due diligence process), philosophy and performance; and the Adviser’s significant operational support services (including the Adviser’s close oversight and continued evaluation of service providers). The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds.

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through July 31, 2022, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500 Index, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager, and a group of five other registered alternative funds of funds (the “Peer Group”) that either have objectives and strategies similar to those of the Funds or are offered among certain of the intermediary platforms on which the Funds are offered.

The Board noted the Funds’ investment performance over different periods within the context of the Funds’ stated objectives. The Board considered the Funds’ strategies and evaluated metrics such as absolute and relative returns (i.e., compared to benchmarks and peers), standard deviations, and Sharpe ratios. It considered differences in performance results between the Funds and other funds managed by the Adviser. The Board also acknowledged the consistency of the Funds’ investment performance and the Funds’ risk-adjusted returns over time as competitive with or outperforming all peers. The Board recognized that the S&P 500 Index and Barclays Aggregate Bond Index information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory and consistent with the Funds’ stated objectives and strategies.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent, and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds, and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements, and the substantial resources of the Adviser devoted to the management of the Funds. The Board concluded that the Adviser’s profitability appeared reasonable.

16

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)
In considering the advisory fees, the Board noted the absence of “breakpoint” arrangements (reductions in the fee as assets under management increase) both under the Agreement and in Peer Group arrangements.  The Board also considered that the Adviser’s current and future economies of scale in providing services under the Agreement are both uncertain and subject to change.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members. As suggested by the discussion above, many matters were considered as potentially relevant to these determinations, and no single factor was found to be determinative.

17

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)
Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31.  The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-PORT”)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following information is as of October 31, 2022.

The portfolio managers of Ironwood primarily responsible for the investment management of the Fund include Jonathan Gans, Benjamin Zack, and Simon Hong (the “Portfolio Managers”).  The Portfolio Managers each serve on the Fund’s Investment & Risk Committee, which has ultimate authority for determining whether the Fund will invest in (or withdraw from) any particular investment.  A unanimous vote of the Investment & Risk Committee is required for the Fund to take action with respect to any particular investment.  Below are the names and biographical information of the Portfolio Managers.

Jonathan Gans is the Chief Executive Officer and President of Ironwood.  He joined the firm in 1996 and is a member of Ironwood’s Investment & Risk Committee, Management Committee, and Valuation Committee.  He also serves as a Director for Ironwood’s offshore and registered funds.  Jon was previously employed at St. Claire Capital Management, where he was General Counsel and Chief Operating Officer.  His prior professional experience also includes positions at the Securities and Exchange Commission Division of Enforcement and Glenwood Financial Group. Jon earned a B.A., cum laude, from Williams College, a J.D. from the University of California at Los Angeles School of Law, and is a member of the State Bar of California.  Jon is a chapter member of YPO Golden Gate and a Trustee of the San Francisco Museum of Modern Art (SFMOMA), where he has chaired the Investment Committee and served on the Executive Committee.

18

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)
Simon Hong joined Ironwood in 2008 and is a Partner and Managing Director.  Simon is responsible for overseeing Ironwood’s research team and investment process.  He is a member of the firm’s Investment & Risk Committee.  Prior to Ironwood, Simon worked in the Investment Banking Division and Global Capital Markets group at Morgan Stanley where he helped advise clients on a wide variety of strategic and financial alternatives.  Simon’s prior experience also includes positions in the Investment Management Division of Morgan Stanley and the Private Client Group of Merrill Lynch.  Simon received a B.A. in Business Economics from Brown University.  Simon is a CAIA designee and is a member of the Chartered Alternative Investment Analyst Association.  Simon is a member of the Investment Committee of the Catholic Diocese of Oakland.

Benjamin Zack joined Ironwood in 2004 and is a Partner and Managing Director.  Ben is responsible for overseeing Ironwood’s research team and investment process.  He is a member of the firm’s Investment & Risk Committee.  Prior to Ironwood, Ben worked in the Health Care Investment Banking Group of Deutsche Banc Alex. Brown where he helped advise life sciences and medical technology clients on a wide variety of strategic and financial alternatives including mergers and acquisitions, equity and debt issuances, and restructurings.  Ben earned a B.B.A. in Finance from the University of Texas at Austin and an M.B.A. in Finance from the Wharton School at the University of Pennsylvania.

19

Consolidated Financial Statements

Ironwood Institutional Multi-Strategy Fund LLC
Six Months Ended October 31, 2022
(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Statements
Six Months Ended October 31, 2022
(Unaudited)

Supplemental Information

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Assets and Liabilities
October 31, 2022
(Unaudited)

Assets
Cash	$52,351,678
Short-term investments, at fair value (cost $352,580,038)	352,580,038
Investments in investment funds, at fair value (cost $3,195,666,045)	4,097,574,834
Dividends receivable	834,790
Other assets	236,608
Total assets	4,503,577,948

Liabilities
Subscriptions received in advance	24,131,937
Subscriptions received in advance from Ironwood Multi-Strategy Fund LLC	18,215,395
Payable to Adviser	13,162,222
Payable on credit facility	107,089
Accrued expenses	455,237
Other liabilities	313,000
Total liabilities	56,384,880

Commitments and contingencies (see Note 10)

Net assets	$4,447,193,068

Net assets consist of:
Paid-in capital	$4,302,360,715
Accumulated earnings	144,832,353
Net assets	$4,447,193,068

Net asset value per unit
3,723,254.91 units issued and outstanding, no par value	$1,194.44

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments
October 31, 2022
(Unaudited)

Description	First Acquisition Date	Number of Shares (1)	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (2)	Liquidity (3)

Investment Funds

Relative Value:
Alphadyne Global Rates Fund II, Ltd.	7/1/2018	145,479	$147,000,000	$162,801,474	3.66%	12/31/2022	Quarterly (4)
Alphadyne International Fund, Ltd.	7/1/2019	13,489	16,000,000	17,608,391	0.39	12/31/2022	Quarterly (4)
Brevan Howard Alpha Strategies Fund Limited	8/1/2022	1,300,000	130,000,000	137,531,353	3.09	11/30/2022	Monthly (5)
D.E. Shaw Composite International Fund	1/1/2011	n/a	62,657,102	195,850,926	4.40	12/31/2022	Quarterly (5)
D.E. Shaw Lithic International Fund, L.P.	7/1/2022	n/a	85,000,000	85,761,615	1.93	11/30/2022	Monthly
D.E. Shaw Valence International Fund, LP	1/1/2015	n/a	30,859,296	90,118,229	2.03	12/31/2022	Quarterly (6)
Eisler Capital Multi Strategy Fund Ltd	7/1/2021	197,362	198,135,560	225,831,813	5.08	12/31/2022	Quarterly (4)
ExodusPoint Partners International Fund, Ltd.	6/1/2018	150,000	150,000,000	195,185,314	4.39	12/31/2022	Quarterly (7)
Kirkoswald Global Macro Fund Limited	5/1/2021	1,875,446	186,000,000	239,197,164	5.38	12/31/2022	Quarterly (4)
Millennium International, Ltd.	1/1/2011	185,883	164,072,870	368,190,090	8.28	12/31/2022	Quarterly (8)
Point72 Capital International, Ltd.	4/1/2022	1,790,000	179,000,000	188,920,355	4.25	12/31/2022	Quarterly (4)
Two Sigma Absolute Return Cayman Fund, Ltd.	2/1/2016	60,694	76,000,000	91,227,596	2.05	11/30/2022	Monthly
Two Sigma Spectrum Cayman Fund, Ltd.	6/1/2018	6,111	21,603,731	27,259,424	0.61	12/31/2022	Quarterly
Total Relative Value			1,446,328,559	2,025,483,744	45.54

Market Neutral and Hedged Equity:
Coatue Offshore Fund, Ltd.	3/1/2021	132,584	92,000,000	77,926,195	1.75	12/31/2022	Quarterly (4)
D1 Capital Partners Offshore LP	3/13/2020	n/a	153,000,000	233,770,915	5.26	12/31/2022	Quarterly (9)
Dragoneer Global Offshore Feeder II, LP	4/1/2020	n/a	109,951,781	69,532,180	1.56	6/30/2024	Semi-annually (10)
Holocene Advisors Offshore Fund Ltd.	4/1/2017	124,703	128,500,000	195,022,534	4.39	12/31/2022	Quarterly (11)
Polymer Asia (Cayman) Fund Ltd.	3/1/2022	181,000	181,000,000	182,119,397	4.09	3/31/2023	Quarterly (4)
Suvretta Offshore Fund, Ltd	3/1/2013	2,109	1,041,906	2,250,709	0.05	n/a	Other (12)
Suvretta Partners, LP*	1/1/2017	n/a	10,696,714	11,432,789	0.26	12/31/2022	Annually (13)
Tiger Global Crossover (Cayman) L.P.	11/16/2021	n/a	113,000,000	60,300,845	1.36	12/31/2022	Annually (14)
Woodline Offshore Fund Ltd.	8/1/2019	115,804	120,650,000	158,574,696	3.57	12/31/2022	Quarterly (4)
XN Exponent Offshore Fund LP	10/1/2020	n/a	89,716,092	80,278,784	1.80	12/31/2022	Annually (15)
Total Market Neutral and Hedged Equity			999,556,493	1,071,209,044	24.09

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2022
(Unaudited)

Description	First Acquisition Date	Number of Shares (1)	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (2)	Liquidity (3)

Investment Funds (continued)

Event-Driven:
Elliott International Limited	1/1/2011	189,550	$238,589,420	$375,499,012	8.44%	6/30/2024	Semi-annually (16)
HG Vora Opportunistic Capital Fund (Cayman) LP	11/14/2019	n/a	35,721,600	47,764,914	1.08	n/a	Other (17)
HG Vora Special Opportunities Fund, LP*	4/1/2017	n/a	89,000,000	120,068,199	2.70	12/31/2022	Quarterly (4)
HG Vora Special Opportunities Fund, Ltd.	7/1/2013	106,631	153,937,763	192,936,295	4.34	12/31/2022	Quarterly (4)
Total Event-Driven			517,248,783	736,268,420	16.56

Distressed and Credit Securities:
Apollo Accord Offshore Fund V, L.P.	6/1/2022	n/a	16,888,692	15,795,737	0.36	n/a	Other (17)
Apollo Offshore Credit Strategies Fund Ltd.	3/1/2022	143,500	143,500,000	139,541,953	3.14	3/31/2023	Annually (18)
Cerberus Global NPL Feeder Fund, LP	1/11/2019	n/a	14,772,938	34,813,191	0.78	n/a	Other (17)
Cerberus Global NPL Fund AIV II S.C.A.**	1/1/2021	n/a	10,587,050	13,440,637	0.30	n/a	Other (17)
Cerberus Global NPL Fund AIV, L.L.C.*	12/3/2019	n/a	1,167,704	549,930	0.01	n/a	Other (17)
Cerberus International II, LP*	1/1/2021	n/a	45,570,659	60,385,779	1.36	12/31/2022	Semi-annually (19)
Cerberus International SPV, Ltd.	3/1/2012	23	33,658	66,100	0.00	n/a	Other (20)
Cerberus International, Ltd.***	2/1/2011	0.01	11,509	20,299	0.00	n/a	Other (20)
Total Distressed and Credit Securities			232,532,210	264,613,626	5.95

Total investments in Investment Funds			$3,195,666,045	$4,097,574,834	92.14%

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2022
(Unaudited)

Description	Number of Shares (1)	Cost	Fair Value	Percent of Net Assets

Short-Term Investments

Money Market Funds:
Fidelity Investments Money Market Government Portfolio (yield 2.87%)*(21)	122,141,523	$122,141,523	$122,141,523	2.75%
Goldman Sachs Financial Square Treasury Instruments Fund (yield 3.10%)*(21)	115,211,979	115,211,979	115,211,979	2.59
JPMorgan U.S. Government Money Market Fund (yield 2.77%)*(21)	115,226,536	115,226,536	115,226,536	2.59
Total Short-Term Investments		$352,580,038	$352,580,038	7.93%

Total Investments		$3,548,246,083	$4,450,154,872	100.07%

Other assets, less liabilities			(2,961,804)	(0.07)

Net assets			$4,447,193,068	100.00%

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2022
(Unaudited)

All investments are domiciled in the Cayman Islands except as noted.

*	Investment is domiciled in the United States.

**	Investment is domiciled in Luxembourg.

***	Investment is domiciled in the Bahamas.

Complete information about all of the investment funds’ underlying investments is not readily available.

(1)	Investments in investment funds may be composed of multiple share classes that may have different net asset values per share.

(2)
Investments in investment funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after October 31, 2022 that a redemption from a tranche is available without a redemption fee.

(3)
Available frequency of redemptions without a redemption fee after initial lock-up period, if any.  Different tranches may have different liquidity terms.  Redemption notice periods range from 30 to 120 days.  If applicable, lock-up periods range from 12 to 36 months.  It is unknown when restrictions will lapse for any fund level gates, suspensions, term vehicles, or private investments.

(4)	Subject to a 25% quarterly investor level gate.

(5)	Subject to a 12.5% quarterly investor level gate.

(6)	Subject to an 8.33% quarterly investor level gate. If fund level redemptions are less than 8.33%, then the 8.33% investor level gate does not apply.

(7)
Approximately 81% of this investment is available for redemption quarterly, subject to a 25% investor level gate.  The remaining 19% of this investment is available for redemption quarterly, subject to a 12.5% investor level gate.

(8)
Approximately 31% of this investment is available for redemption quarterly, subject to a 25% investor level gate.  The remaining 69% of this investment is available for redemption quarterly, subject to a 5% investor level gate.

(9)
Approximately 27% of this investment is available for redemption quarterly, subject to a 12.5% investor level gate.  Approximately 1% of this investment is earmarked for potential private investments.  The earmarked balance is available for redemption quarterly, subject to a 12.5% investor level gate, only after the aforementioned non-earmarked balance has been fully redeemed.  Approximately 72% of this investment is invested in private investments, which do not have set redemption timeframes.

(10)
Approximately 85% of this investment is available for redemption semi-annually, subject to a 16.67% investor level gate.  The remaining 15% of this investment is invested in private investments, which do not have set redemption timeframes.

See accompanying notes to consolidated financial statements.

(11)
Approximately 86% of this investment is available for redemption quarterly, subject to a 25% investor level gate.  The remaining 14% of this investment is available for redemption quarterly, is subject to a 12.5% investor level gate.

(12)	This investment is invested in private investments, which do not have set redemption timeframes.

(13)	Approximately 88% of this investment is available for redemption annually. The remaining 12% of this investment is invested in private investments, which do not have set redemption timeframes.

(14)
Approximately 52% of this investment is available for redemption annually, subject to a 25% investor level gate.  The remaining 48% of this investment is invested in private investments, which do not have set redemption timeframes.

(15)
Approximately 55% of this investment is available for redemption annually, subject to a 25% investor level gate.  The remaining 45% of this investment is invested in private investments, which do not have set redemption timeframes.

(16)
Approximately 81% of this investment is available for redemption semi-annually, subject to a 25% investor level gate.  The remaining 19% of this investment is available for redemption semi-annually, subject to a 12.5% investor level gate.

(17)	The investment fund is a term vehicle and does not have a set redemption timeframe.

(18)
This investment is available for redemption annually. If the redemption request amount is 50% of this investment or less, the entire requested amount will be redeemed as of the annual redemption date. If the redemption request amount is greater than 50% of this investment, the requested redemption amount will be redeemed over four equal quarterly redemptions, the first of which takes place on the annual redemption date.

(19)	Subject to a 16.67% semi-annual investor level gate.

(20)	The investment fund does not have a set redemption timeframe but is a liquidating investment and making distributions as underlying investments are sold.

(21)	The rate shown is the annualized 7-day yield as of October 31, 2022.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Operations
Six Months Ended October 31, 2022
(Unaudited)

Investment income
Dividend income	$2,796,608

Expenses
Advisory fees	25,746,293
Professional fees	1,293,394
Administration fees	957,560
Commitment fees	776,366
Custody fees	288,613
Filing fees	251,880
Risk monitoring fees	143,064
Printing and communication fees	79,502
Directors’ fees	67,500
Interest expense	186
Other	75,042
Total expenses	29,679,400

Net investment loss	(26,882,792)

Realized and unrealized gain (loss) from Investments
Net realized gain on redemptions from investments	4,803,746
Net change in unrealized appreciation/depreciation on investments	(21,382,966)
Net realized and unrealized loss on investments	(16,579,220)
Net decrease in net assets resulting from operations	$(43,462,012)

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statements of Changes in Net Assets

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations
Net investment loss	$(26,882,792)	$(48,891,261)
Net realized gain on redemptions from investments	4,803,746	128,318,803
Net change in unrealized appreciation/depreciation on investments	(21,382,966)	44,830,239
Net increase (decrease) in net assets resulting from operations	(43,462,012)	124,257,781

Distributions to Members
Distributions from net investment income	–	(189,164,935)
Distributions from net realized gains	–	(18,838,572)
Decrease in net assets resulting from distributions to Members	–	(208,003,507)

Member transactions
Subscriptions	467,508,846	936,210,919
Reinvestment of distributions	–	192,084,703
Redemptions	(58,942,015)	(145,634,699)
Net increase in net assets resulting from Member transactions	408,566,831	982,660,923

Net increase in net assets	365,104,819	898,915,197
Net assets, beginning of period	4,082,088,249	3,183,173,052
Net assets, end of period	$4,447,193,068	$4,082,088,249

Unit transactions
Units outstanding, beginning of period	3,381,814.44	2,584,784.92
Units issued	390,997.06	757,634.29
Units issued for reinvestment of distributions	–	157,848.00
Units redeemed	(49,556.59)	(118,452.77)
Units outstanding, end of period	3,723,254.91	3,381,814.44

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Cash Flows
Six Months Ended October 31, 2022
(Unaudited)

Operating activities
Net decrease in net assets resulting from operations	$(43,462,012)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized gain on redemptions from investments	(4,803,746)
Net change in unrealized appreciation/depreciation on investments	21,382,966
Purchases of investments in investment funds	(577,352,854)
Proceeds from sales of investments in investment funds	26,675,727
Purchases of short term investments, net	158,045,083
Increase in dividends receivable	(744,021)
Increase in other assets	(136,823)
Increase in payable to Adviser	1,231,621
Increase in payable on credit facility	107,089
Increase in accrued expenses	80,889
Increase in other liabilities	313,000
Net cash used in operating activities	(418,663,081)

Financing activities
Subscriptions received	420,638,514
Redemptions paid	(56,668,688)
Net cash provided by financing activities	363,969,826

Net change in cash	(54,693,255)
Cash, beginning of period	107,044,933
Cash, end of period	$52,351,678

Supplemental disclosure of cash flow information
Interest paid	$186
Supplemental disclosure of non-cash activities
Non-cash subscriptions	$2,273,327

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Highlights

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018
Net asset value, beginning of period	$1,207.07	$1,231.50	$1,119.70	$1,135.11	$1,142.19	$1,120.11
Net investment loss(a)	(7.81)	(18.32)	(16.48)	(13.33)	(12.57)	(15.71)
Net realized and unrealized gain (loss) on investments	(4.82)	64.87	211.72	30.17	47.11	87.34
Net increase (decrease) in net assets resulting from operations	(12.63)	46.55	195.24	16.84	34.54	71.63
Distributions paid from:
Net investment income	–	(64.55)	(81.03)	(32.25)	(41.62)	(49.55)
Net realized gains	–	(6.43)	(2.41)	–	–	–
Total distributions	–	(70.98)	(83.44)	(32.25)	(41.62)	(49.55)
Net asset value, end of period	$1,194.44	$1,207.07	$1,231.50	$1,119.70	$1,135.11	$1,142.19
Total return(b)	(1.05%)	3.73%	17.60%	1.43%	3.15%	6.46%
Ratio of total expenses to average net assets before expense waivers and recaptures(c)	1.39%	1.36%	1.38%	1.37%	1.38%	1.41%
Ratio of total expenses to average net assets after expense waivers and recaptures(c)	1.39%	1.36%	1.38%	1.37%	1.38%	1.41%
Ratio of net investment loss to average net assets(d)	(1.26%)	(1.35%)	(1.37%)	(1.16%)	(1.14%)	(1.36%)

Portfolio turnover	0.70%	14.16%	17.05%	15.87%	10.99%	4.54%
Senior security, end of period(e)	$107,089	$–	$–	$–	$–	$119,973
Asset coverage per $1,000 of senior security principal amount(f)	$41,529,010	$–	$–	$–	$–	$17,847,823
Net assets, end of period	$4,447,193,068	$4,082,088,249	$3,183,173,052	$2,536,055,056	$2,466,516,070	$2,141,136,867

(a)	Calculated based on the average units outstanding methodology.

(b)
Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.

(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.

(d)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.

(e)	The Fund’s senior securities during this time period were comprised only of borrowings made pursuant to the Fund’s credit agreements or note purchase agreements.

(f)
Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

The above ratios and total return have been calculated for the Members taken as a whole.  Ratios for periods less than a year have been annualized.  The total return for periods less than a year has not been annualized.  An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
Six Months Ended October 31, 2022
(Unaudited)

1.	Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011.  The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the U.S. Securities Act of 1933, as amended (the “1933 Act”).  The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in Note 2.

The Fund’s investment objective is capital appreciation with limited variability of returns.  The Fund attempts to achieve this objective by allocating capital among a number of pooled investment vehicles.  Each is managed by an independent investment manager pursuant to various alternative investment strategies, including relative value; market neutral and hedged equity; event-driven; and distressed and credit securities.

The Fund is a master fund in a master-feeder structure whereby Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”) invests substantially all of its assets in the Fund.  As of October 31, 2022, the Feeder Fund owned 51.75% of the Fund’s net assets.  Other eligible investors (together with the Feeder Fund, “Members”) in the Fund include high net worth individuals, foundations, pensions, and other institutions.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Directors (the “Board”).  The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission under the U.S. Investment Advisers Act of 1940, as amended.  The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association.  The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.  The majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund utilizes the Bank of New York Mellon (the “Administrator” and “Custodian”) as its independent administrator and custodian.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2.	Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).  Such policies are consistently followed by the Fund in the preparation of its consolidated financial statements.  The consolidated financial statements are expressed in U.S. dollars.

The Fund is an investment company as described in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.  The Fund follows the accounting and reporting guidance in ASC 946.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments.  Actual results could differ from those estimates.

Basis of Consolidation

The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiary, Ironwood Multi-Strategy Fund Ltd. (“CFC”), a Cayman Islands controlled foreign corporation.  CFC has the same investment objective as the Fund and is primarily used to invest in investment funds which do not allow U.S. entities to invest directly.  As of October 31, 2022 and for the six months then ended, no investment funds were held by the wholly owned subsidiary.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Portfolio Valuation

The Fund values its investments in investment funds at fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).  See Note 4 for more information.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

Cash

The Fund places its cash in accounts that are affiliated with the Custodian and the Administrator and, at times, such balances may be in excess of the Federal Deposit Insurance Corporation insurance limits.  The Adviser monitors the financial condition of the Custodian and the Administrator and does not anticipate any losses from these counterparties.

Income and Expense Recognition

The Fund records investment transactions on a trade date basis and recognizes income and expenses on an accrual basis.  Income, expenses, and realized and unrealized gains and losses are recorded monthly.  Changes in the investment funds’ fair values are included in net change in unrealized appreciation/depreciation on investments on the consolidated statement of operations.  Realized gain (loss) from investments in investment funds is calculated using the specific identification methodology.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members.  Therefore, no provision for federal income taxes is required.  The Fund files tax returns with the U.S. Internal Revenue Service and state(s) as applicable.  The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of October 31, 2022.  If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the consolidated statement of operations.  The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, written option contracts, and swaps.  The Fund’s risk of loss in these investment funds is limited to the value of the Fund’s interest in these investment funds as reported by the Fund.

4.	Fair Value of Financial Instruments

ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in investment funds, provided certain criteria are met.  Accordingly, the Fund values its investments in investment funds at fair value, which is an amount equal to the sum of the Fund’s proportionate interests in the investment funds, as determined from financial information provided by the respective administrators or investment managers of the investment funds.  These fair values represent the amounts the Fund would receive if it were able to liquidate its investments in the investment funds as of the measurement date, prior to any early withdrawal charges, if applicable.  Some values received are estimates, subject to subsequent revision by the respective administrators or investment managers.  Values received are generally net of management fees and incentive fees or allocations payable to the investment funds’ investment managers pursuant to the investment funds’ operating agreements.  The investment funds value their underlying investments in accordance with policies established by each investment fund, as described in each of their financial statements or offering memoranda.

The investment funds hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value.  The mix and concentration of more readily marketable investments and less liquid non-marketable investments varies across the investment funds based on various factors, including the nature of their investment strategy.  The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda.

The Adviser has designed ongoing due diligence processes with respect to investment funds, their administrators, and their investment managers.  The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether further investigation is necessary.  Such investigation, as applicable, may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in the investment fund.

The Adviser has designated a committee to oversee the valuation of the Fund’s investments (the “Valuation Committee”).  The Valuation Committee is comprised of senior personnel, the majority of whom are separate from the Fund’s portfolio management team, and is responsible for developing written valuation policies and procedures, conducting periodic reviews of those

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

policies and procedures, and evaluating the overall fairness and consistent application of the valuation policies and procedures.  The Valuation Committee meets on a quarterly basis or more frequently as needed.

If no value is readily available from an investment fund or if a value supplied by an investment fund is deemed by the Valuation Committee not to be indicative of its fair value, the Valuation Committee would determine, in good faith, the fair value of the investment fund under procedures adopted by the Board and subject to Board oversight.  Because of the inherent uncertainty of valuation, the fair values of the investment funds held by the Fund may differ significantly from the values that would have been used had a ready market for the investment funds been available.  As of and for the six months ended October 31, 2022, all investments in investment funds were valued using the values provided by the investment funds or their administrators.

Short-term investments consist of investments in money market funds.  These investments are valued at their respective net asset value per share and are categorized as Level 1 in the fair value hierarchy, as defined in ASC 820.

In accordance with U.S. GAAP, investments in investment funds that are valued at net asset value as a practical expedient are not required to be included in the fair value hierarchy.  All investments in investment funds were valued at their respective net asset value as of October 31, 2022, and are excluded from the fair value hierarchy.

As of October 31, 2022, less than 0.01% of the Fund’s net assets were invested in investment funds that do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.  Additionally, approximately 8.11% of the Fund’s net assets were invested in designated private investments maintained by the investment funds or in term vehicles, which do not have set redemption timeframes.  The timing of when these investments will be liquidated is unknown.

The following is a summary of the investment strategies of the investment funds held by the Fund as of October 31, 2022.

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical.  Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc.  One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities.  An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity.  Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy, and quantitative strategies.  Generally, investment funds within this strategy require a 30 to 90 day notice period to redeem at the next available redemption date.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

Market neutral and hedged equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced.  Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy).  The Adviser will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long.  Generally, investment funds within this strategy require a 45 to 90 day notice period to redeem at the next available redemption date.

Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase.  Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.  Generally, investment funds within this strategy require a 60 to 90 day notice period to redeem at the next available redemption date.

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress.  These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries.  Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors.  Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit, and balance sheet restructurings.  Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets.  Generally, investment funds within these strategies require a 90 to 120 day notice period to redeem at the next available redemption date.

5.	Investment Transactions

Total purchases of investment funds for the six months ended October 31, 2022 were $647,352,854.  Total redemptions from investment funds for the six months ended October 31, 2022 were $26,675,727.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

6.	Subscriptions and Redemptions

The stated minimum initial investment by Members is $50,000 and the minimum subsequent investment is $10,000. The Adviser may waive these minimums, but in no event will the initial investment be less than $25,000. Members may purchase units as of the first business day of the month.

Subscriptions received in advance and subscriptions received in advance from Ironwood Multi-Strategy Fund LLC represent the amounts received on or prior to October 31, 2022 for subscriptions with an effective date of November 1, 2022.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units.  The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units.  Neither the Fund nor the Distributor impose an initial sales charge.  If a Member purchases units through a Selling Agent, the Selling Agent may directly charge the Member a transaction or other fees in such amount as the Selling Agent determines.  Any such transaction or other fees charged by a Selling Agent is in addition to the subscription price for units and does not form a part of a Member’s investment in the Fund.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”).  In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser.  The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31.  While there can be no guarantee that it will continue this practice, to date, the Fund has offered to repurchase 10 – 20% of its units at each of its June 30 and December 31 Offers.

As part of each Offer, Members of the Fund may request to tender units and immediately subscribe the resulting proceeds to the Feeder Fund.  As part of the Feeder Fund’s tender offers, Members of the Feeder Fund may request to tender units and immediately subscribe the resulting proceeds to the Fund.  In these circumstances, the Fund and the Feeder Fund process the transactions without requiring the payment or receipt of cash. For the six months ended October 31, 2022, the total amount of non-cash subscriptions was $2,273,327.

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund.  The Board or the Adviser may waive the imposition of the early repurchase fee. For the six months ended October 31, 2022, the Fund did not charge any early repurchase fees.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

7.	Advisory Fee, Related Party Transactions, and Other Expenses

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee (the “Advisory Fee”) of 0.10% (1.20% per annum) of the Fund’s month end net asset value.  The Advisory Fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day.  The Advisory Fee is payable in arrears as of the last calendar day of the applicable fiscal quarter and is in addition to the asset-based management fees and incentive fees or allocations charged by the investment funds and indirectly borne by Members in the Fund.  For the six months ended October 31, 2022, the Fund incurred Advisory Fees of $25,746,293, of which $13,162,222 was payable to the Adviser as of October 31, 2022.

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, commitment fees, custody fees, its share of expenses of the investment funds, including management fees to the investment managers of the investment funds (ranging from 0.00% to 3.50% of net asset value) and incentive fees or allocations to such investment managers (ranging from 0% to 35% of net profits).  The Fund also pays all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, audit and tax preparation fees, fees paid to the Administrator, fees paid to the regulatory and compliance administrator, risk monitoring fees, filing fees, insurance expense, fees paid to sub transfer agencies, bank charges, and taxes.  The Fund will also pay any extraordinary operating expenses.  Among the Fund’s operating expenses are certain costs that may be associated in part with the Feeder Fund that are not clearly allocable on a separate basis, such as joint vendor contracts.  The Feeder Fund is the largest member of the Fund and as such bears a significant pro rata share of all expenses of the Fund.

The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, bank charges, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the Advisory Fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”).  The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

Eligible expenses were below the Expense Limitation and no eligible expenses were recaptured under the Expense Limitation Agreement during the six months ended October 31, 2022. There are no amounts subject to potential future reimbursement.

Compensation to the independent directors for the six months ended October 31, 2022 was $67,500.

As of October 31, 2022, directors, officers, and the Adviser and its employees held units in the Fund as follows:

	Units	Percent of Net Assets
Directors	1,601.68	0.04%
Officers	133.41	0.01%
Adviser and its employees	1,945.99	0.05%
Total	3,681.08	0.10%

8.	Credit Facility

For the period May 1, 2022 to June 28, 2022, the Fund maintained a secured credit agreement with an unaffiliated bank (the “Credit Facility I”). The maximum availability under the Credit Facility I was $300,000,000, subject to specific asset-based covenants. Borrowings were collateralized in full by certain assets of the Fund and bore interest at an annual rate of 1-month term Secured Overnight Financing Rate (“SOFR”) plus 1.35% (the “Spread”). The Fund also paid an annual commitment fee of 0.40% on the amount by which the maximum availability exceeds the outstanding loan balance.  Interest and commitment fees were accrued daily and, if not repaid by month end, were automatically added to the principal amount of the loan balance. Credit Facility I was terminated effective June 28, 2022.

Effective June 28, 2022, the Fund entered into a secured credit agreement with an unaffiliated bank (“Credit Facility II”).  Credit Facility II has a maximum availability of $200,000,000, subject to specific asset-based covenants.  Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of daily SOFR plus 1.45%.  The Fund also pays an annual commitment fee of 0.45% on the amount by which the maximum availability exceeds the outstanding loan balance.  Interest and commitment fees are calculated and accrued daily and, if not repaid by month end, are automatically added to the principal amount of the loan balance.  Credit Facility II matures on June 27, 2025.

Effective June 28, 2022, the Fund entered into a note purchase agreement with an unaffiliated bank (“Credit Facility III”).  Credit Facility III has a maximum availability of $200,000,000, subject to specific asset-based covenants.  Borrowings are collateralized in full by certain assets

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

of the Fund and bear interest at an annual rate of 3-month term SOFR plus 1.35%.  The Fund also pays an annual commitment fee of 0.38% on the amount by which the maximum availability exceeds the outstanding loan balance.  Interest and commitment fees are calculated and accrued daily and, if not repaid by month end, are automatically added to the principal amount of the loan balance. Credit Facility III terminates on March 31, 2023.

Interest expenses and commitment fees incurred for the six months ended October 31, 2022 are included on the consolidated statement of operations. Under Credit Facility I, for the six months ended October 31, 2022, the Fund had no outstanding loan balance.  Under Credit Facility II, for the six months ended October 31, 2022, the average loan balance and average interest rate were $14,311 and 3.73%, respectively.  Under Credit Facility III, for the six months ended October 31, 2022, the Fund had no outstanding loan balance.

9.	Income Taxes

The Fund generally invests in investment funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”).  Certain PFICs provide information regarding the amount of U.S. taxable income and gain.  For such PFICs, the Fund has made Qualified Electing Fund (“QEF”) elections for tax purposes.

For other PFICs that do not provide information regarding taxable income and gain, the Fund has made mark-to-market (“MTM”) elections which convert any unrealized gain to ordinary taxable income.

The Fund also invests in investment funds organized in the U.S. that are treated as partnerships for U.S. income tax purposes.

 Net investment income (loss) and net realized gain (loss) from investments in investment funds may not be treated the same for financial statement and for U.S. tax purposes.  Temporary book-tax differences result when the Fund holds an investment in an investment fund, and such temporary book-tax differences generally become permanent upon disposal of the investment fund.

As of October 31, 2022, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes of the Fund’s investments were as follows:

Cost of investments for tax purposes	$4,427,513,463

Gross tax unrealized appreciation	$179,978,069
Gross tax unrealized depreciation	(157,336,660)
Net tax unrealized appreciation on investments	$22,641,409

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)
Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income.  Net realized gains, if any, are distributed at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2022, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$80,618,150
Undistributed long-term capital gains	63,651,840
Net unrealized appreciation	44,024,375
Accumulated earnings	$188,294,365

As of April 30, 2022, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

There were no distributions paid during the six months ended October 31, 2022.

10.	Commitments and Contingencies

As of October 31, 2022, the Fund had unfunded capital commitments to investment funds of $197,821,792.

11.	Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties.  The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

12.	Other Matters

Political developments, acts of war or terrorism, natural disasters, public health crises, including the ongoing COVID-19 pandemic, and other events outside of the Fund’s control may affect financial markets and the global economy, which may impact the Fund’s performance.

13.	Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information
(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund subject to the oversight of the Board of Directors.  One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”).  The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).  A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 72	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 72	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 69	Independent Director	Term - Indefinite Length - Since October 1, 2015	Retired since 2014; prior thereto Partner of Ernst & Young LLP	2	The Hartford Group of Funds (77 portfolios); also directorships with multiple private wealth and fund management businesses
Interested Directors(2)
Jonathan Gans Age: 51	Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)
Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2022.  The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 51	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 51	Secretary	Term - Indefinite Length - Since January 1, 2022	Chief Operating Officer of Ironwood
Martha Boero Age: 39	Treasurer	Term - Indefinite Length - Since March 15, 2013	Chief Accounting Officer of Ironwood
Michael Mazur Age: 39	Chief Compliance Officer	Term - Indefinite Length - Since January 1, 2022	Chief Compliance Officer of Ironwood since January 2022; prior thereto Vice President, Regulatory & Compliance of Ironwood

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement

The Amended and Restated Investment Management Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the oversight of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds.  Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring.  The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies, and restrictions.

The Adviser also provides and/or oversees operational services to the Funds, including service provider oversight, administration services, fund accounting, investor services, assistance with meeting legal and regulatory requirements, and compliance services.

The Agreement was approved for an initial two-year term on December 23, 2010 and was amended and restated on May 1, 2012. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund.  The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met by videoconference in executive session separately with counsel to the Independent Directors and then with counsel to the Independent Directors and counsel to the Funds on August 25, 2022; by videoconference in executive session with those counsel and with representatives of the Adviser on August 29, 2022; by videoconference in executive session separately with counsel to the Independent Directors and then with counsel to the Independent Directors and counsel to the Funds on September 13, 2022; and in a live meeting on September 15, 2022, in each case to evaluate whether to approve the Agreement for an additional one-year term. At the Joint Board meeting on September 15, 2022, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for the additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by counsel to the Independent Directors in advance of its meetings, the terms of the Agreement, the operations of the Funds, and other relevant factors.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner and that its efforts to organize and maintain the Funds over time represents an entrepreneurial risk taken by the Adviser. The Board discussed the Adviser’s personnel; the fees and expenses of the Funds; the Adviser’s investment services (including the Adviser’s robust underlying fund due diligence process), philosophy and performance; and the Adviser’s significant operational support services (including the Adviser’s close oversight and continued evaluation of service providers). The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds.

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through July 31, 2022, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500 Index, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager, and a group of five other registered alternative funds of funds (the “Peer Group”) that either have objectives and strategies similar to those of the Funds or are offered among certain of the intermediary platforms on which the Funds are offered.

The Board noted the Funds’ investment performance over different periods within the context of the Funds’ stated objectives. The Board considered the Funds’ strategies and evaluated metrics such as absolute and relative returns (i.e., compared to benchmarks and peers), standard deviations, and Sharpe ratios. It considered differences in performance results between the Funds and other funds managed by the Adviser. The Board also acknowledged the consistency of the Funds’ investment performance and the Funds’ risk-adjusted returns over time as competitive with or outperforming all peers. The Board recognized that the S&P 500 Index and Barclays Aggregate Bond Index information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory and consistent with the Funds’ stated objectives and strategies.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent, and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds, and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements, and the substantial resources of the Adviser devoted to the management of the Funds. The Board concluded that the Adviser’s profitability appeared reasonable.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
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In considering the advisory fees, the Board noted the absence of “breakpoint” arrangements (reductions in the fee as assets under management increase) both under the Agreement and in Peer Group arrangements.  The Board also considered that the Adviser’s current and future economies of scale in providing services under the Agreement are both uncertain and subject to change.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members. As suggested by the discussion above, many matters were considered as potentially relevant to these determinations, and no single factor was found to be determinative.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
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Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31.  The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-PORT”)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following information is as of October 31, 2022.

The portfolio managers of Ironwood primarily responsible for the investment management of the Fund include Jonathan Gans, Benjamin Zack, and Simon Hong (the “Portfolio Managers”).  The Portfolio Managers each serve on the Fund’s Investment & Risk Committee, which has ultimate authority for determining whether the Fund will invest in (or withdraw from) any particular investment.  A unanimous vote of the Investment & Risk Committee is required for the Fund to take action with respect to any particular investment.  Below are the names and biographical information of the Portfolio Managers.

Jonathan Gans is the Chief Executive Officer and President of Ironwood.  He joined the firm in 1996 and is a member of Ironwood’s Investment & Risk Committee, Management Committee, and Valuation Committee.  He also serves as a Director for Ironwood’s offshore and registered funds.  Jon was previously employed at St. Claire Capital Management, where he was General Counsel and Chief Operating Officer.  His prior professional experience also includes positions at the Securities and Exchange Commission Division of Enforcement and Glenwood Financial Group. Jon earned a B.A., cum laude, from Williams College, a J.D. from the University of California at Los Angeles School of Law, and is a member of the State Bar of California.  Jon is a chapter member of YPO Golden Gate and a Trustee of the San Francisco Museum of Modern Art (SFMOMA), where he has chaired the Investment Committee and served on the Executive Committee.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
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Simon Hong joined Ironwood in 2008 and is a Partner and Managing Director.  Simon is responsible for overseeing Ironwood’s research team and investment process.  He is a member of the firm’s Investment & Risk Committee.  Prior to Ironwood, Simon worked in the Investment Banking Division and Global Capital Markets group at Morgan Stanley where he helped advise clients on a wide variety of strategic and financial alternatives.  Simon’s prior experience also includes positions in the Investment Management Division of Morgan Stanley and the Private Client Group of Merrill Lynch.  Simon received a B.A. in Business Economics from Brown University.  Simon is a CAIA designee and is a member of the Chartered Alternative Investment Analyst Association.  Simon is a member of the Investment Committee of the Catholic Diocese of Oakland.

Benjamin Zack joined Ironwood in 2004 and is a Partner and Managing Director.  Ben is responsible for overseeing Ironwood’s research team and investment process.  He is a member of the firm’s Investment & Risk Committee.  Prior to Ironwood, Ben worked in the Health Care Investment Banking Group of Deutsche Banc Alex. Brown where he helped advise life sciences and medical technology clients on a wide variety of strategic and financial alternatives including mergers and acquisitions, equity and debt issuances, and restructurings.  Ben earned a B.B.A. in Finance from the University of Texas at Austin and an M.B.A. in Finance from the Wharton School at the University of Pennsylvania.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed Form N-CSR.

Item 9.	Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of  Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ironwood Multi-Strategy Fund LLC

By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2023

By

/s/ Martha Boero
Martha Boero, Treasurer
(principal financial officer)

Date: January 9, 2023